Basis of Preparation - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jul. 01, 2019	Jun. 30, 2017
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit	$ 548,758,000	$ 469,991,000
Net cash (outflows) in operating activities	56,365,000	57,790,000	$ 75,012,000
Cash & cash equivalents	129,328,000	$ 50,426,000	$ 37,763,000		$ 45,761,000
Incremental borrowing rate				6.52%
Variable lease payments	$ 0
Term of short term leases	12 months or less
Ryoncil
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Maximum additional receivable in milestone payments	$ 67,500,000